Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022		Dec. 31, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Number of Shares Subject to Issuance, Outstanding	11,215		12,235			12,006
Weighted-average Exercise Price, Outstanding	$ 96.90		$ 96.90			$ 102.9
Weighted-average Remaining Contractual Term, Outstanding Ending			112 years 6 months			107 years 4 months 24 days	100 years 6 months
Number of Shares Subject to Issuance, Granted						1,633
Weighted-average Exercise Price, Granted						$ 48.00
Weighted Average Remaining Contractual Life, Granted						102 years
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Cancelled			(1,020)			(1,404)
Weighted Average Exercise Price, Cancelled			$ 97.80			$ 117.60
Weighted Average Remaining Contractual Life, Cancelled			49 years 6 months			43 years 2 months 12 days
Number of Shares Subject to Issuance, Outstanding			11,215			12,235	12,006
Weighted-average Exercise Price, Outstanding			$ 96.90			$ 96.90	$ 102.9
Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of Shares Subject to Issuance, Outstanding		1,901,410,519
Weighted-average Exercise Price, Outstanding		$ 0.0036
Weighted-average Remaining Contractual Term, Outstanding Ending		9 years 1 month 17 days		9 years 10 months 17 days
Number of Shares Subject to Issuance, Granted				1,901,410,519
Weighted-average Exercise Price, Granted				$ 0.0036
Number of Shares, Exercised		1,651,962,645		1,353,744,175
Number of Shares Subject to Issuance, Outstanding	1,901,410,519	1,901,410,519		1,901,410,519
Weighted-average Exercise Price, Outstanding	$ 0.0036	$ 0.0036		$ 0.0036
Outstanding-Aggregate Intrinsic Value, Beginning
Outstanding-Aggregate Intrinsic Value, Ending	$ 0	$ 0
Number of Shares Subject to Issuance, Exercisable	1,651,962,645 [1]	1,651,962,645 [1]		1,353,744,175	[2]
Weighted-average Exercise Price, Exercisable	$ 0.0036	$ 0.0036		$ 0.0036
Weighted-average Remaining Contractual Term		9 years 1 month 17 days		9 years 10 months 17 days
Outstanding-Aggregate Intrinsic Value, Exercisable	$ 0	$ 0
Number of shares, non vested and expected to vest, beginning balance		547,666,344
Weighted-average Exercise Price, Outstanding		$ 0.0036
Weighted-average Exercise Price, Granted				$ 0.0036
Number of Shares Subject to Vested		(298,218,470)		(1,353,744,175)
Weighted-average Exercise Price, Vested		$ 0.0036		$ 0.0036
Number of shares, non vested and expected to vest, ending balance	249,447,874	249,447,874		547,666,344
Weighted-average Exercise Price, Outstanding	$ 0.0036	$ 0.0036		$ 0.0036
Weighted-average Remaining Contractual Term		9 years 1 month 17 days
Exercisable-Aggregate Intrinsic Value				$ 0

[1]	These vested options are only exercisable upon the company filing an S-8 to register the underlying shares.
[2]	These vested options are only exercisable upon the company filing an S-8 to register the underlying shares.